INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Federal
Income Taxes
Net operating loss carryforwards	$ 3,890
State
Income Taxes
Net operating loss carryforwards	$ 8,041